Leases (Details) - Schedule of group as a lessee	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Group as ALessee [Abstract]
Operating right-of-use assets	¥ 7,580,536	$ 1,099,074
Operating lease payment liabilities, current	3,866,910	560,649
Operating lease payment liabilities, non-current	3,558,380	$ 515,917
Total	¥ 7,425,290